Accounting Policies - Schedule of New and Revised IFRSs (Details)	12 Months Ended
Dec. 31, 2008
Amendments to IFRS 16 [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification	Lease Liability in a Sale and Leaseback
Amendments to IAS 1 Single Transaction [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification	Classification of Liabilities as Current or Non-current (the “2020 Amendments”)
Amendments to IAS 1 Two Transaction [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification	Non-current Liabilities with Covenants (the “2022 Amendments”)
Amendments to IAS 7 IFRS7 [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification	Supplier Finance Arrangements
IFRS 18 [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification, description	Presentation and Disclosure in Financial Statements3	[1]
IFRS 19 [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification, description	Subsidiaries without Public Accountability: Disclosures3	[1]
Amendments to IFRS 9 and IFRS 7 [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification, description	Amendments to the Classification and Measurement of Financial Instruments2	[2]
Amendments to IFRS 10 and IFRS 28 [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification, description	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture4	[3]
Amendments to IAS 21 [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification, description	Lack of Exchangeability1	[4]
Annual Improvements to IFRS [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification, description	Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 72	[2]
Contracts Referencing Nature-dependent Electricity [Member]
Schedule of New and Revised IFRSs [Line Items]
New and revised IFRS codification, description	Contracts Referencing Nature-dependent Electricity2	[2]

[1]	Effective for annual/reporting periods beginning on or after January 1, 2027
[2]	Effective for annual periods beginning on or after January 1, 2026
[3]	No mandatory effective date yet determined but available for adoption
[4]	Effective for annual periods beginning on or after January 1, 2025